INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Non-controlling Interests in Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2023 shares
Tellus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	119,063,044
Shares held by non-controlling shareholders	95,250,435
Non-controlling interest	80.00%
Janus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	286,370,051
Shares held by non-controlling shareholders	229,096,041
Non-controlling interest	80.00%
Duguetiapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	3,573,842
Shares held by non-controlling shareholders	2,859,074
Non-controlling interest	80.00%
Gamiovapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	12,912,970
Shares held by non-controlling shareholders	10,330,376
Non-controlling interest	80.00%
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	1,854,868,949
Shares held by non-controlling shareholders	1,291,629,301
Non-controlling interest	69.58%
Radar Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	737,500
Shares held by non-controlling shareholders	368,750
Non-controlling interest	50.00%
Nova Agrícola Ponte Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	160,693,378
Shares held by non-controlling shareholders	80,346,689
Non-controlling interest	50.00%
Terras da Ponta Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	16,066,329
Shares held by non-controlling shareholders	8,033,165
Non-controlling interest	50.00%
Nova Santa Bárbara Agrícola S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	32,336,994
Shares held by non-controlling shareholders	16,168,497
Non-controlling interest	50.00%
Nova Amaralina Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	30,603,159
Shares held by non-controlling shareholders	15,301,580
Non-controlling interest	50.00%
Paineira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	132,667,061
Shares held by non-controlling shareholders	66,333,531
Non-controlling interest	50.00%
Manacá Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	128,977,921
Shares held by non-controlling shareholders	64,488,961
Non-controlling interest	50.00%
Castanheira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	83,850,938
Shares held by non-controlling shareholders	41,925,469
Non-controlling interest	50.00%
Radar II Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	81,440,221
Shares held by non-controlling shareholders	40,720,111
Non-controlling interest	50.00%
Cosan Lubes Investments S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	34,963,764
Shares held by non-controlling shareholders	10,489,129
Non-controlling interest	30.00%
Cosan Nove Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	7,663,761,735
Shares held by non-controlling shareholders	2,062,583,640
Non-controlling interest	26.91%
Cosan Dez Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the subsidiary	3,473,458,687
Shares held by non-controlling shareholders	805,963,829
Non-controlling interest	23.20%